Average Annual Total Returns - Federated Hermes Michigan Intermediate Municipal Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	S&P Municipal Bond Intermediate Index(reflects no deduction of fees, expenses or taxes) 1 Year		S&P Municipal Bond Intermediate Index(reflects no deduction of fees, expenses or taxes) 5 Years		S&P Municipal Bond Intermediate Index(reflects no deduction of fees, expenses or taxes) 10 Years		S&P Municipal Bond MI, Investment Grade, 1-15 Years Index(reflects no deduction of fees, expenses or taxes) 1 Year		S&P Municipal Bond MI, Investment Grade, 1-15 Years Index(reflects no deduction of fees, expenses or taxes) 5 Years		S&P Municipal Bond MI, Investment Grade, 1-15 Years Index(reflects no deduction of fees, expenses or taxes) 10 Years		Morningstar Municipal Single State Intermediate Funds Average 1 Year		Morningstar Municipal Single State Intermediate Funds Average 5 Years		Morningstar Municipal Single State Intermediate Funds Average 10 Years
Total	0.94%	2.07%	3.17%	0.82%	2.00%	3.13%	1.48%	2.10%	3.06%	4.21%	2.71%	3.50%	5.04%	[1]	3.65%	[1]	4.27%	[1]	4.50%	[2]	3.34%	[2]	3.69%	[2]	3.92%	[3]	2.72%	[3]	3.44%	[3]

[1]	The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. It is a subindex of the S&P Municipal Bond Index which tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from “AAA” to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The S&P Municipal Bond MI, Investment Grade, 1-15 Years Index represents the portion of the MI Index composed solely of bonds that are rated ”BBB-/Baa3” or higher with remaining maturities up to fifteen years.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.